Discontinued Operations (Consolidated Statements Of balance sheets) (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash		$ 35
CSL
Cash		2	$ 5
Advances to suppliers		44	45
Goodwill		12,831	12,831
Intangible assets		16,402	16,402
Long-live asset subtotal		16,402	16,402
Assets held for sale			29,283
Current			12,881
Non-current			16,402
Other payables, accrued liabilities and customer deposits		185	182
Deferred tax liabilities		4,100	4,100
Liabilities held for sale			4,282
Current			182
Non-current			$ 4,100
Boca International Limited
Cash	$ 2	35
Accounts receivable, net	186	25
Operating lease right-of-use assets, net	95	95
Other receivables and prepayments	37	37
Equipment		2,799
Intangible assets	2,063	2,377
Long-live asset subtotal	4,900	5,271
Assets held for sale		5,368
Current		97
Non-current		5,271
Other payables, accrued liabilities and customer deposits	4,235	4,274
Operating lease liability, current		68
Operating lease liability, non-current		29
Deferred tax liabilities	$ 516	594
Liabilities held for sale		4,965
Current		4,342
Non-current		$ 623